Bank credit lines, loan facilities and notes - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026 (remaining)	$ 0
2027	0
2028	0
2029	1,250,000
2030 and thereafter	2,150,000
Total debt	$ 3,400,000	$ 3,416,688